Summary of Operations and Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash
Restricted cash related to security deposits for leased office locations that expires in 2013	$ 243
Restricted cash related to security deposits for leased office locations that expires in 2015	182
Credit Card Receivables
Period for conversion of credit card receivable to cash, minimum	3 days
Period for conversion of credit card receivable to cash, maximum	5 days
Accounts Receivable and Allowance for Doubtful Accounts
Allowance for doubtful accounts	249	256
Deferred Offering Cost
Deferred offering cost	0	511
Deferred Financing Fees
Deferred financing fees balance	125	0
Amortization of deferred financing costs	41
Equipment
Property and Equipment
Useful lives	3 years
Furniture and fixtures
Property and Equipment
Useful lives	7 years
Purchased software
Property and Equipment
Useful lives	3 years
Capitalized Internal Use Software
Property and Equipment
Useful lives	3 years
Capitalized Internal Use Software
Gross capitalized costs	605	459
Amortized capital software expense	$ 154	$ 41